INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
INTANGIBLE ASSETS

7. INTANGIBLE ASSETS

Intangible assets consist of the following:

	As of December 31,
	2017	2018
Purchased software	6,555	6,926
Less: Accumulated amortization	(1,804)	(2,423)
Total	4,751	4,503

Amortization expense of intangible assets for the years ended December 31, 2016, 2017 and 2018 amounted to RMB698,  RMB617 and RMB623, respectively. Estimated amortization expenses of the existing intangible assets for each of the five years ending December 31, 2023 and thereafter is RMB665,  RMB664,  RMB664,  RMB664,  RMB658 and RMB1,188, respectively.